FLEXSHARES TRUST

FlexShares® Morningstar US Market Factor Tilt Index Fund

SUPPLEMENT DATED DECEMBER 28, 2018 TO SUMMARY PROSPECTUS DATED MARCH 1, 2018

Shares of FlexShares® Morningstar US Market Factor Tilt Index Fund (the “Fund”) are now listed and traded on Cboe BZX Exchange, Inc. Reference to the NYSE Arca, Inc. as the listing exchange for the Fund in the Fund’s Summary Prospectus is replaced with a reference to Cboe BZX Exchange, Inc.

Please retain this supplement with your Summary Prospectus for future reference.